FINANCIAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
FINANCIAL COMMITMENTS AND CONTINGENCIES	FINANCIAL COMMITMENTS AND CONTINGENCIES
Commitments
As of December 31, 2025, the Company and its subsidiaries, in aggregate, had outstanding commitments to purchase, expand or improve real estate and to fund mortgage loans, private loans and investment funds of $12.3 billion (2024 – $10.3 billion).
In addition, the subsidiaries of the Company had outstanding letters of credit in the amount of $43 million as of December 31, 2025 (2024 – $437 million). As of December 31, 2025, certain of our subsidiaries had approximately $159 million of future payments in aggregate, inclusive of office space construction costs, under their long-term operating lease agreements (2024 – $43 million).
Federal Home Loan Bank Agreements
Certain of the Company’s subsidiaries have access to the FHLB’s financial services including advances that provide an attractive funding source for short-term borrowing and for access to other funding agreements. As of December 31, 2025, certain municipal bonds and collateralized mortgage obligations with a fair value of approximately $793 million (2024 – $800 million) and commercial mortgage loans of approximately $1.1 billion (2024 – $727 million) were on deposit with the FHLB as collateral for borrowing. As of December 31, 2025, the collateral provided borrowing capacity of approximately $1.5 billion (2024 – $881 million). The deposited securities and commercial mortgage loans are included in the statements of financial position within “Available-for-sale fixed maturity securities” and “Mortgage loans on real estate”, respectively.
Funding Agreement-Backed Notes
Starting in 2025, we have a FABN program under which a subsidiary of ANGI (a statutory trust that is not consolidated or affiliated with us) issues its senior secured medium-term notes. The FABN notes are underwritten and marketed by major investment banks’ broker-dealer operations and are sold to institutional investors for the purposes of generating a spread-based return. As of December 31, 2025, we had $1.5 billion outstanding under the FABN program with a maximum aggregate principal amount permitted to be outstanding at any one time of $4.0 billion.
Litigation
Certain of the Company’s subsidiaries are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain lawsuits include claims for compensatory and punitive damages. The Company provides accruals for these items to the extent it deems the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the statements of financial position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future.
Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the Company’s financial position, liquidity, or results of operations. With respect to the existing litigation, management currently believes that the possibility of a material judgment adverse to the Company is remote. Accruals for losses are established whenever they are probable and reasonably estimable. If no one estimate within the range of possible losses is more probable than any other, an accrual is recorded based on the lowest amount of the range.